Goodwill, Product Rights and Other Intangible Assets - Summary of Product Rights and Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets, gross, Amortization	$ 842.7	$ 481.1	$ 354.3
Intangibles with indefinite lives, Impairments			102.8
Intangible assets net, beginning balance	3,784.3
Intangible assets net, ending balance	8,234.5	3,784.3
Cost Basis [Member]
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangibles with definite lives, Beginning balance	5,378.8
Intangibles with definite lives, Acquisitions	3,150.2
Intangibles with definite lives, Impairments	98.7
Intangible assets, gross, Impairments	103.6
Intangibles with definite lives, Other	217.5
Intangible assets gross, Other	13.2
Intangibles with definite lives, CTA	22.0
Intangible assets, gross, CTA	31.5
Intangibles with definite lives, Ending balance	8,669.8
Intangibles with indefinite lives, Beginning balance	460.8
Intangibles with indefinite lives, Acquisitions	2,149.7
Intangibles with indefinite lives, Impairments	4.9
Intangibles with indefinite lives, Other	(204.3)
Intangibles with indefinite lives, CTA	9.5
Intangibles with indefinite lives, Ending balance	2,410.8
Intangible assets, gross, Beginning balance	5,839.6
Intangible assets, gross, Acquisitions	5,299.9
Intangible assets, gross, Ending balance	11,080.6
Cost Basis [Member] | IPR&D [Member]
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangibles with indefinite lives, Beginning balance	384.6
Intangibles with indefinite lives, Acquisitions	2,149.7
Intangibles with indefinite lives, Impairments	4.9
Intangibles with indefinite lives, Other	(204.3)
Intangibles with indefinite lives, CTA	9.5
Intangibles with indefinite lives, Ending balance	2,334.6
Cost Basis [Member] | Trade Name [Member]
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangibles with indefinite lives, Beginning balance	76.2
Intangibles with indefinite lives, Acquisitions
Intangibles with indefinite lives, Impairments
Intangibles with indefinite lives, Other
Intangibles with indefinite lives, CTA
Intangibles with indefinite lives, Ending balance	76.2
Cost Basis [Member] | Product Rights and Other Related Intangibles [Member]
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangibles with definite lives, Beginning balance	5,117.6
Intangibles with definite lives, Acquisitions	3,150.2
Intangibles with definite lives, Impairments	98.7
Intangibles with definite lives, Other	231.1
Intangibles with definite lives, CTA	19.3
Intangibles with definite lives, Ending balance	8,419.5
Cost Basis [Member] | Core Technology [Member]
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangibles with definite lives, Beginning balance	92.2
Intangibles with definite lives, Acquisitions
Intangibles with definite lives, Impairments
Intangibles with definite lives, Other
Intangibles with definite lives, CTA	0.9
Intangibles with definite lives, Ending balance	93.1
Cost Basis [Member] | Customer Relationships [Member]
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangibles with definite lives, Beginning balance	169.0
Intangibles with definite lives, Acquisitions
Intangibles with definite lives, Impairments
Intangibles with definite lives, Other	(13.6)
Intangibles with definite lives, CTA	1.8
Intangibles with definite lives, Ending balance	157.2
Accumulated Amortization [Member]
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets, Accumulated Amortization, Beginning balance	(2,055.3)
Intangible assets, gross, Amortization	(842.7)
Intangibles with definite lives, Impairments	42.4
Intangible assets, gross, Impairments	42.4
Intangibles with definite lives, Other
Intangible assets gross, Other
Intangibles with definite lives, CTA	9.5
Intangible assets, gross, CTA	9.5
Intangible assets, Accumulated Amortization, Ending balance	(2,846.1)
Accumulated Amortization [Member] | Product Rights and Other Related Intangibles [Member]
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets, Accumulated Amortization, Beginning balance	(2,000.3)
Intangible assets, gross, Amortization	(823.8)
Intangibles with definite lives, Impairments	42.4
Intangibles with definite lives, Other
Intangibles with definite lives, CTA	9.5
Intangible assets, Accumulated Amortization, Ending balance	(2,772.2)
Accumulated Amortization [Member] | Customer Relationships [Member]
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets, Accumulated Amortization, Beginning balance	(27.1)
Intangible assets, gross, Amortization	(11.8)
Intangible assets, Accumulated Amortization, Ending balance	(38.9)
Accumulated Amortization [Member] | Core Technology [Member]
Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets, Accumulated Amortization, Beginning balance	(27.9)
Intangible assets, gross, Amortization	(7.1)
Intangible assets, Accumulated Amortization, Ending balance	$ (35.0)